Organization, Use of Estimates and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended January 31,		Nine Months Ended January 31,
	2016	2015	2016	2015
Basic loss per share computation
Net loss attributable to common stockholders	$(2,412,381)	$(2,816,465)	$(7,872,115)	$(9,462,281)
Weighted Average common shares – basic	8,702,237	5,574,447	8,702,237	5,574,244
Basic net loss per share	$(0.28)	$(0.51)	$(0.90)	$(1.70)
Diluted loss per share computation
Net loss attributable to common stockholders	$(2,412,381)	$(2,816,465)	$(7,872,115)	$(9,462,281)
Less: Gain on derivative warrant liability	—	620,687	—	1,401,314
Loss available to common stockholders	$(2,412,381)	$(3,437,152)	$(7,872,115)	$(10,863,595)
Weighted Average common shares	8,702,237	5,574,447	8,702,237	5,574,244
Incremental shares from assumed exercise of warrants and stock options	—	29,351	—	29,351
Adjusted weighted average share – diluted	8,702,237	5,603,798	8,702,237	5,603,595
Diluted net loss per share	$(0.28)	$(0.61)	$(0.90)	$(1.94)

	Year Ended April 30,
	2015	2014
Basic loss per share computation
Net loss attributable to common stockholders	$(13,139,820)	$(7,406,367)
Weighted Average common shares – basic	5,985,346	5,571,993
Basic net loss per share	$(2.20)	$(1.33)

Diluted loss per share computation
Net loss attributable to common stockholders	$(13,139,820)	$(7,406,367)
Less: Gain on derivative warrant liability	980,519	—
Loss available to common stockholders	$(14,120,339)	$(7,406,367)

Weighted Average common shares	5,985,346	5,571,993
Incremental shares from assumed exercise of warrants and stock options	439,065	—
Adjusted weighted average share – diluted	6,424,410	5,571,993

Diluted net loss per share	$(2.20)	$(1.33)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table reflects the total potential share-based instruments outstanding at January 31, 2016 and 2015 that could have an effect on the future computation of dilution per common share:

	January 31,
	2016	2015
Stock options	2,212,571	1,999,167
Warrants	2,109,840	260,556
Total common stock equivalents	4,322,411	2,259,723

The following table reflects the total potential share-based instruments outstanding at April 30, 2015 and 2014 that could have an effect on the future computation of dilution per common share:

	Year Ended April 30,
	2015	2014

Stock options	2,004,002	1,945,920
Warrants	2,109,840	273,056

Total common stock equivalents	4,113,842	2,218,975